Assets Held for Sale	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale	SALE OF SPINAL IMPLANTS BUSINESS
During the fourth quarter 2024 management committed to a plan to sell certain assets associated with the Spinal Implants
business (disposal group) and such assets were classified as held for sale beginning November 2024. As a result we recorded a valuation allowance of $362 to record the disposal group at its fair value less cost to sell within goodwill and other impairments in our Consolidated Statements of Earnings.
In April 2025 we completed the sale of the disposal group to the
Viscogliosi Brothers, LLC. In the first half of 2025 we recognized immaterial impairment charges to record the disposal group at its fair value less cost to sell within goodwill and other impairments in our Consolidated Statements of Earnings. The fair value of the disposal group and consideration received was measured using a discounted cash flow analysis based upon the selling price and unobservable inputs, such as market conditions and the rate
used to discount the estimated future cash flows to their present value based on factors including the disposal group’s cost of equity and market yield rates, which are Level 3 inputs.
Consideration could increase by up to $57 or decrease by up to
$245 based on the amount received.
The assets associated with the disposal group are reported in our
Orthopaedics segment at December 31, 2024. The assets and
liabilities held for sale at December 31, 2024 are classified within prepaid expenses and other current assets and accrued
expenses and other liabilities in our Consolidated Balance
Sheets. The assets and liabilities of the disposal group at the date of sale and at December 31, 2024 were as follows:

		Held for Sale
	Date of Sale	December 31
	2025	2024
Accounts receivable, net	$56	$62
Total inventories	195	183
Prepaid expenses and other current assets	27	10
Property, plant and equipment, net	53	51
Other intangibles, net	323	326
Noncurrent deferred income tax assets	9	9
Other noncurrent assets	179	171
Valuation allowance	(395)	(362)
Total assets	$447	$450

Accounts payable	$41	$28
Accrued compensation	20	26
Accrued expenses and other liabilities	24	29
Other noncurrent liabilities	27	21
Total liabilities	$112	$104